Investment Strategy - iShares Short-Term California Muni Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities issued in the State of California (the “State” or “California”) by or on behalf of California state or local governments or agencies, whose interest payments are exempt from regular U.S. federal and California state income taxes. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
Under normal circumstances, the Fund will primarily invest in U.S. dollar-denominated investment-grade short-term fixed- and floating-rate municipal securities issued by California with remaining maturities of five years or less, such as municipal bonds, municipal notes and variable rate demand obligations, as well as money market instruments and registered investment companies. Investment-grade securities are rated BBB‑ or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Fund’s management team to be of equivalent quality. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer at the time of issuance, generally excludable from gross income for U.S. federal and California state income tax purposes.
The Fund may invest up to 20% of its net assets in securities that are not California municipal bonds (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds). Further, the Fund may invest up to 20% of its net assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. Issuers of such securities may be states, territories and possessions of the U.S., including the District of Columbia, and their political subdivisions, agencies and instrumentalities.
BFA or its affiliates may advise the money market funds and investment companies in which the Fund may invest.
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.5 years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
Under normal circumstances, the Fund will also seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio. Maturity of a debt security refers to the date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to track the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to track the performance of an index.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).